SCHEDULE OF CONCENTRATION OF CREDIT RISK (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
Customer A [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		56.80%	52.10%		19.50%
Customer A [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage			45.10%		20.20%
Customer B [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.80%	13.50%	13.20%
Customer C [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	20.20%	12.10%	11.40%		23.30%
Customer D [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.90%				13.90%
Customer D [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage					23.40%
Customer K [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.30%
Customer K [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.90%
Customer E [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.40%		15.90%
Customer F [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.70%		15.10%		14.50%
Customer H [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.60%
Customer H [Member] | Customer Concentration Risk [Member] | Advance From Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage			77.60%		76.90%
Supplier F [Member] | Supplier Concentration Risk [Member] | Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage		32.60%
Supplier G [Member] | Supplier Concentration Risk [Member] | Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.00%
Supplier H [Member] | Supplier Concentration Risk [Member] | Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.70%
Customer G [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage					10.50%
Customer I [Member] | Customer Concentration Risk [Member] | Advance From Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage			11.30%			[1]
Customer J [Member] | Customer Concentration Risk [Member] | Advance From Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage				[1]	11.40%
Supplier A [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage				[1]	15.30%
Supplier A [Member] | Supplier Concentration Risk [Member] | Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage			24.00%			[1]
Supplier B [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage			11.60%			[1]
Supplier B [Member] | Supplier Concentration Risk [Member] | Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage			11.30%			[1]
Supplier C [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage				[1]	11.80%
Supplier C [Member] | Customer Concentration Risk [Member] | Advance To Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage				[1]	14.50%
Supplier D [Member] | Customer Concentration Risk [Member] | Advance To Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage				[1]	13.20%
Supplier E [Member] | Customer Concentration Risk [Member] | Advance To Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage				[1]	48.10%

[1]	Represent percentage less than 10%